Derivatives and Hedging - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Derivative gains (losses) included in accumulated other comprehensive income expected to be reclassified within twelve months	$ (10,700,000)
Derivative instruments designated as hedges
Derivative [Line Items]
Derivative liability fair value	28,942,000		$ 0
Derivative asset fair value	2,409,000		6,655,000
Schuldschein Private Placement | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument	331,100,000.0
Schuldschein Private Placement | Private Placement Bond | Derivative instruments designated as hedges
Derivative [Line Items]
Face amount of debt instrument | €		€ 255,000,000.0
Unrealized gain (loss) recorded in equity	(19,800,000)
Accrued liabilities
Derivative [Line Items]
Derivative liability fair value	3,000,000		7,000,000
Prepaid and other assets
Derivative [Line Items]
Derivative asset fair value	$ 21,900,000		$ 1,200,000